Shareholder Fees	Aug. 01, 2021 USD ($)
Tax Exempt Cash Managed Shares | DWS Tax-Exempt Portfolio | Tax-Exempt Cash Managed Shares
Shareholder Fees:
(paid directly from your investment)	none